Use of estimates and judgements - Vasta Platform (Successor)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Use of estimates and judgements
Use of estimates and judgements
3.	Use of estimates and judgements

In preparing the Consolidated and Combined Carve-out Financial Statements, Management has made judgements and estimates that affect the application of Company´ accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Those estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable and relevant under the circumstances. Revisions to estimates are recognized prospectively.

3.1	Judgements

a.	Determination of the lease period

The Company has lease contracts where it acts as lessee and it is related to warehousing, equipment and computers used to learning systems and education solutions. In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be exercised (or not terminated). For leases of warehouses, equipment or even computer used in education solutions, the following factors are normally the most relevant:

▪	If there are significant penalties for termination (or not to extend), the Company is reasonably certain to extend (or not terminate) the lease.

▪	If there are any leasehold improvements with significant residual balances, the Company is reasonably certain to extend (or not terminate) the lease.

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Also, the Company considers other factors including past practices related to the use of specific categories of assets (leased or owned assets) as well as the historical length of the leases and the costs and business disruptions required to replace the leased asset. See Note 16.

3.2	Assumptions and estimation uncertainties

a.	Deferred Income tax and social contribution

The liability method is used to account for deferred income tax and social contribution in respect of temporary differences between the carrying amount of assets and liabilities and the related tax bases. The amount of deferred tax assets is reviewed at the end of each reporting period and reduced for the amount that is no longer probable to be realized through future taxable income. The estimates of the availability of future taxable income against which deductible temporary differences and tax losses may be used to reduce income taxes expenses, therefore, deferred tax assets are subject to significant judgement. Additionally, future taxable income may be higher or lower than the estimates considered in determining the deferred tax assets. See Note 22b.

b.	Provision for risks of tax, civil and labor losses

The Company is a party to judicial and administrative proceedings. It accounts for provisions for all judicial proceedings whose likelihood of loss is probable. The assessment of the likelihood of a loss and the estimate of probable disbursements by the Company, in connection of such losses, include the evaluation of available evidence as well the opinion of internal and external legal advisors. See Note 21.

c.	Impairment losses on trade receivables

The expected credit losses (“ECL”) for financial assets are based on assumptions about risk of default and expected loss rates. The Company uses judgement in making these assumptions and selecting the inputs to the impairment calculation, based on the Company’s historical collection information, existing market conditions, as well as forward looking estimates at the end of each reporting period. Due to the risk caused by market conditions resulting from the COVID-19 crisis the Company has monitored in consistent manner in order to assess predictive adjustments in order to mitigate the risk of credit losses during the current year and forthcoming. Note 10c.

d.	Provision for inventory obsolescence

When estimating its provision for inventory obsolescence, the Company applies relevant assumptions to determine the level of inventory obsolescence, from editorial information (aging analysis) to commercial imputs regarding prospective sales. All those assumptions depend on the level of regular assessment of the marketplace, industry trends, content relevance, feasibility of visual update and projected product demand as compared to the number of units currently in the inventory. See Note 11.

e.	Impairment of Goodwill

The Company annually tests goodwill for impairment based on the recoverable amounts of Cash Generating Units (CGUs), determined based on estimated value-in-use calculations. The value in use calculation is based on a discounted cash flow model. The cash flows are derived from the budget for a foreseeable future and it do not include restructuring activities to which the Company has not yet committed or significant future investments that will enhance the performance of the assets of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the Discounted Cash Flow (DCF) model as well as to expected future cash-inflows and the growth rate used for extrapolation purposes. These estimates are most relevant to goodwill recognized by the Company. The scenario analysis became more challengeable in period of uncertainties regarding the economic environment caused by COVID-19 and its impacts on the demand curve, since the schools either closed or worked with time restriction in some locations. Therefore, all those marketing assumptions took those elements into consideration. The key assumptions used to determine the recoverable amount of the different CGUs are disclosed and further explained in Note 13.

f.	Rights to Returned Goods and Refund Liabilities

Pursuant to the terms of the contracts with some customers, they are required to provide the Company with an estimate of the number of students that will access the content in the next school year (which typically starts in February of the following year), allowing the Company to start the delivery of its products. Since the contracts allows product returns (generally for period of four months from delivery date) up to a certain limit, the Company recognizes revenue for the amount that is expected to be received based on past experience, assuming that the other conditions for revenue recognition are met. Therefore, the amount of revenue recognized is adjusted for expected returns, which are estimated based on historical data on a portfolio basis. In these circumstances a refund liability and a right to recover returned goods asset are recognized. See Note 17.

The right to recover returned goods asset is measured at the former carrying amount of the inventory less any expected costs to recover goods. The refund liability is included in Contract Liabilities and Deferred Income and the right to recover returned goods is included in Inventories. The Company reviews its estimate of expected returns at each reporting date and updates the amounts of the asset and liability accordingly. See Note 11.

The judgments over this estimate are critical once the historical demand is harmed by macroeconomic effects such as the demand curve caused by COVID-19. The Company reviewed the impacts on the provision for returs as of December 31,2020 and did not identify relevant adjustments on the Consolidated Financial Statements as of December 31, 2020.

g.	Restricted share units and its basis of measurement

The Company has restricted share units and in July 2020, increased the participation of eligible persons in the creation of value and profitability for the Company by providing such persons with an opportunity to obtain restricted share units and thus provide an increased incentive for eligible persons to make significant and extraordinary contributions to the long-term performance and growth of the Company. This plan is named as Long-Term Compensation plan- “ILP”. This plan is incurred during a vesting period, when the Company will pay a fixed number of shares based on a fixed price (determined on the grant date) during the vesting period of five years. See Note 23.

h.	Fair value measurements and valuation processes

In estimating the fair value of an asset or a liability, the Company uses market-observable data to the extent it is available. Where Level 1 inputs are not available, if needed, the Company engages third party qualified appraisers to perform the valuation using Level 2 and / or Level 3 inputs. The Company’s management establishes the appropriate valuation techniques and inputs to the model, working closely with the qualified external advisors when they are engaged in such activities.

The valuations of identifiable assets and contingent liabilities in business combinations could be particularly sensitive to changes in one or more unobservable inputs considered in the valuation process. Further information on the assumptions used in the valuation process of such items is provided in Note 7.

Fair value measurement assumptions are also used for determination of expenses with Share-based Compensation, which are disclosed in Note 23.

Vasta Platform (Successor)
Use of estimates and judgements
Use of estimates and judgements
3.	Use of estimates and judgements

In preparing these combined carve-out financial statements, Management has made judgements and estimates that affect the application of Business´ accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Those estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable and relevant under the circumstances. Revisions to estimates are recognized prospectively.

a.	Judgements

The following notes present the significant judgements that Management has made in the process of applying the Business accounting policies and that have the most significant effect on the amounts recognized in these combined carve-out financial statements.

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Note 2 - Preparation basis and presentation of combined carve-out financial statements: criteria for the allocation of assets and liabilities, income and expenses, bonds and financing and related interest costs;

•	Note 5.i - Accounting Policies: Suppliers (including Reverse Factoring): assessment of the substance of the reverse factoring transactions held by the Business and its classification as suppliers;

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Note 5.n - Accounting Policies: Revenue Recognition and Note 22 – Net revenue from sales and Services: identification of performance obligations within the Business’ contracts with customers and when they are satisfied (point-in-time vs. over-time) and revenue disaggregation.

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Note 4.a - Determining the lease term of contracts with renewal options: The Business determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if reasonably certain to be exercised. The Business has the option, under some of its leases to lease the assets for additional terms. The Business applies judgment in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Business reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

b.	Assumptions and estimation uncertainties

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities in the next financial year is included in the following notes:

•	Deferred taxes (Note 21.b)

The liability method (as described in IAS 12 - “Income Taxes”) is used to account for deferred income tax and social contribution in respect of temporary differences between the carrying amount of assets and liabilities and the related tax bases.

The amount of deferred tax assets is reviewed at the end of each reporting period and reduced for the amount that is no longer probable to be realized through future taxable profits. The estimates of the availability of future taxable income against which deductible temporary differences and tax losses may be used to realize deferred tax assets is subject to significant judgement. Additionally, future taxable profits may be higher or lower than the estimates considered in determining the deferred tax assets.

•	Provision for risks of tax, civil and labor losses (Note 20)

The Business is party to a number of judicial and administrative proceedings. It accounts for provisions for all judicial proceedings whose likelihood of loss is probable. The assessment of the likelihood of a loss and the estimate of probable disbursement by the Business, in connection of such losses, includes the evaluation of available evidence, including the advice of internal and external legal advisors. Management believes that provisions are sufficient and are correctly presented in the combined carve-out financial statements.

•	Impairment losses on trade receivables (Note 9.c.)

When measuring Estimated Credit Losses (“ECL”) the Business uses reasonable and supportable forward looking information, which is based on assumptions for the future movement of different economic drivers and how these drivers will affect each other. The Business carries out analyses of trade receivables, considering the risks involved, and records a provision to cover future estimated losses.

The Business always measures its impairment losses on trade receivables at an amount equal to lifetime ECL estimated using a provision matrix on a monthly basis. This matrix is prepared by analyzing the receivables established each month (in the 12-month period) and the related composition per default range and by calculating the recovery performance. In this methodology, for each default range an estimated loss likelihood percentage is established, which considers current and prospective information on macroeconomic factors that affect the customers’ ability to settle the receivables.

The gross carrying amount of trade receivables is written off when the Business has no reasonable expectations of recovering the financial asset in its entirety or a portion thereof. Collection efforts continue to be made, even for the receivables that have been written off, and amounts are recognized directly in results upon collection

•	Provision for inventory obsolescence (Note 10)

When estimating its provision for inventory obsolescence, the Business uses an aging analysis consistent with its business model, assessment of the marketplace, industry trends, content relevance, feasibility of visual update and projected product demand as compared to the number of units currently in stock.

•	Impairment (Note 12)

The Business tests annually goodwill for impairment based on the recoverable amounts of Cash-generating Units (CGUs), that have been determined based on estimated value-in-use calculations. The value in use calculation is based on a discounted cash flow model. The cash flows are derived from the budget for the next eight years and do not include restructuring activities to which the Business has not yet committed or significant future investments that will enhance the performance of the assets of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the Discounted Cash Flow (DCF) model as well as to expected future cash-inflows and the growth rate used for extrapolation purposes. These estimates are most relevant to goodwill and indefinite lived intangible assets recognized by the Business. The key assumptions used to determine the recoverable amount for the different CGUs, including a sensitivity analysis, are disclosed and further explained in note 12 to this combined carve-out financial statements.

•	Rights to Returned Goods and Refund Liabilities (Note 10 and Note 16)

Pursuant to the terms of the contracts with some customers, they are required to provide the Business with an estimate of the number of students that will access the content in the next school year (which typically starts in February of the following year), allowing the Business to start the delivery of its products. Since the contracts allows product returns (generally for period of four months from delivery date) up to a certain limit, the Business recognizes revenue for the amount that is expected to be received based on past experience, assuming that the other conditions for revenue recognition are met. Therefore, the amount of revenue recognized is adjusted for expected returns, which are estimated based on historical data on a portfolio basis. In these circumstances a refund liability and a right to recover returned goods asset are recognized.

The right to recover returned goods asset is measured at the former carrying amount of the inventory less any expected costs to recovered goods. The refund liability is included in Contract Liabilities and Deferred Income and the right to recover returned goods is included in Inventories. The Business reviews its estimate of expected returns at each reporting date and updates the amounts of the asset and liability accordingly.

•	Fair value measurements and valuation processes

In estimating the fair value of an asset or a liability, the Business uses market-observable data to the extent it is available. Where Level 1 inputs are not available, if needed, the Business engages third party qualified valuers to perform the valuation using Level 2 and / or Level 3 inputs. Business’ management establishes the appropriate valuation techniques and inputs to the model, working closely with the qualified external advisors when they are engaged in such activities.

The valuations of identifiable assets and contingent liabilities in business combinations could be particularly sensitive to changes in one or more unobservable inputs which were considered in the valuation process. Further information on the assumptions used in the valuation process of such items is provided in note 2.

Fair value measurement assumptions are also used for determination of expenses with Share-based Compensation, which are disclosed in note 21.